Kinetics Small Cap Opportunities Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 78.9%		Shares	Value
Accommodation - 2.6%
Civeo Corp.		558,032	$12,834,736

Administrative and Support Services - 0.0%(a)
RB Global, Inc.		400	43,344

Aerospace and Defense - 0.5%
Booz Allen Hamilton Holding Corp.		3,400	339,830
Science Applications International Corp.		19,600	1,947,652
			2,287,482

Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd. (b)		49,300	255,542

Chemical Manufacturing - 1.1%
Interparfums, Inc.		53,200	5,233,816
Oil-Dri Corp. of America		400	24,416
			5,258,232

Diversified Real Estate Activities - 0.3%
PrairieSky Royalty Ltd.		72,000	1,335,805

Electric Power Generation, Transmission and Distribution - 4.5%
Hawaiian Electric Industries, Inc. (b)		2,000,000	22,080,000

Entertainment - 0.1%
IG Port, Inc.		34,200	354,985

Financial Services - 0.1%
Hellenic Exchanges - Athens Stock Exchange SA		40,000	311,829

Food Services and Drinking Places - 0.3%
Wendy's Co.		162,600	1,489,416

Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust (c)		50,000	1,463,500

Global Exchanges - 0.0%(a)
NZX Ltd.		1,000	803

Hospitality and Tourism - 1.8%
Carnival Corp. (b)		296,000	8,557,360
Royal Caribbean Cruises Ltd.		200	64,716
			8,622,076

Industrial Services - 0.1%
BRAEMAR PLC		189,800	612,629

Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited		4	6,993

Legal Services - 0.0%(a)
CRA International, Inc.		1,024	213,535

Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.		400	51,880

Management of Companies and Enterprises - 2.6%
Associated Capital Group, Inc. - Class A		190,500	6,387,465
Dundee Corp. - Class A (b)		99,000	304,920
Fairfax India Holdings Corp. (b)(d)		72,000	1,242,000
White Mountains Insurance Group Ltd.		2,904	4,854,094
			12,788,479

Management, Scientific, and Technical Consulting Services - 5.1%
CACI International, Inc. - Class A (b)		50,000	24,939,000

Media - 0.1%
Nippon Television Holdings, Inc.		400	10,673
Toei Animation Co. Ltd.		14,200	292,863
			303,536

Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.		720	21,067
Wheaton Precious Metals Corp.		5,000	559,200
			580,267

Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc. (b)		520	113,760
Penske Automotive Group, Inc.		500	86,955
			200,715

Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.		880	205,075

Oil and Gas Extraction - 43.3%(e)
Permian Basin Royalty Trust		99,600	1,817,700
Texas Pacific Land Corp. (f)		224,232	209,351,965
			211,169,665

Other Crop Farming - 0.1%
J G Boswell Co.		848	423,780

Other Financial Investment Activities - 1.2%
Galaxy Digital, Inc. - Class A (b)(c)		160,000	5,409,600
GAMCO Investors, Inc. - Class A		13,800	320,574
Seaport Entertainment Group, Inc. (b)		2,166	49,645
			5,779,819

Other Investment Pools and Funds - 1.2%
Urbana Corp.		32,400	177,167
Urbana Corp. - Class A		1,108,200	5,812,934
			5,990,101

Other Pipeline Transportation - 0.1%
Rubis SCA		14,200	529,822

Performing Arts, Spectator Sports, and Related Industries - 0.8%
Live Nation Entertainment, Inc. (b)		23,300	3,807,220
Madison Square Garden Entertainment Corp. (b)		772	34,925
Sphere Entertainment Co. (b)(c)		772	47,957
			3,890,102

Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp. (b)		240	54,480

Real Estate - 2.6%
DREAM Unlimited Corp. (b)		681,200	10,136,992
Howard Hughes Holdings, Inc. (b)		19,000	1,561,230
Tejon Ranch Co. (b)		72,000	1,150,560
			12,848,782

Securities and Commodities Exchanges - 0.5%
Miami International Holdings, Inc. (b)		46,590	1,875,713
TXSE Group, Inc. (b)(g)		17,390	399,970
			2,275,683

Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.		234	55,793

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(a)
OTC Markets Group, Inc. - Class A		800	42,400

Support Activities for Mining - 0.5%
Aris Water Solutions, Inc. - Class A		87,000	2,145,420
Liberty Energy, Inc.		400	4,936
Pason Systems, Inc.		8,000	69,440
			2,219,796

Support Activities for Water Transportation - 4.3%
Clarkson PLC		2,400	118,459
Landbridge Co. LLC - Class A (c)		395,044	21,075,597
			21,194,056

Technology Services and Software - 0.7%
SB Technology, Inc. (b)(g)		209,181	3,600,005

Telecommunications - 0.0%(a)
LICT Corp. (b)		16	176,000

Water, Sewage and Other Systems - 3.9%
Pure Cycle Corp. (b)		26,000	287,820
WaterBridge Infrastructure LLC - Class A (b)(c)		732,765	18,480,333
			18,768,153
TOTAL COMMON STOCKS (Cost $135,967,856)			385,258,296

UNIT INVESTMENT TRUSTS - 6.1%		Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)		60,000	3,037,800
Grayscale Bitcoin Trust ETF (b)		300,000	26,931,000
Grayscale Ethereum Classic Trust (b)		60	567
Grayscale Litecoin Trust (b)		12	105
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,082)			29,969,472

WARRANTS - 0.8%		Contracts	Value
Other Investment Pools and Funds - 0.8%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (b)		160,000	3,776,676
TOTAL WARRANTS (Cost $433,365)			3,776,676

TOTAL INVESTMENTS - 85.8% (Cost $139,570,303)			419,004,444
Money Market Deposit Account - 16.7% (h)(i)			81,542,907
Liabilities in Excess of Other Assets - (2.5)%			(12,427,325)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$488,120,026
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $12,003,414.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,242,000 or 0.3% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,999,975 or 0.8% of net assets as of September 30, 2025.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $12,239,614 which represented 2.5% of net assets.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2025, 2.35%, 1.09%, 0.23%, 0.82%, 1.21% and 0.45% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Kinetics Spin-Off and Corporate Restructuring Fund , respectively, were fair valued securities. The other Master Portfolio did not hold any fair-valued securities at September 30, 2025.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2025:

Assets^	Level 1		Level 2	Level 3	Total
Common Stocks	$381,258,321		$–	$3,999,975	$385,258,296
Unit Investment Trust	29,969,472		–	–	29,969,472
Warrants	3,776,676		–	–	3,776,676
Total Investments in Securities	$415,004,469		$–	$3,999,975	$419,004,444

During the period ended September 30, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2024	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-	***
Net purchases and/or acquisitions	3,999,975
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2025	$3,999,975

Description	Fair Value at 12/31/2023	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$3,600,005	Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$399,970	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at September 30, 2025 is $0.